Charles Schwab Investment Management, Inc.
425 Market Street, Suite 1700
San Francisco, CA 94105

April 30, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Monthly Income Fund – Target Payout
Schwab Monthly Income Fund – Flexible Payout
Schwab Monthly Income Fund – Income Payout
Post-Effective Amendment No. 239

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated April 28, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel